PGIM Jennison International Small-Mid Cap Opportunities Fund
Schedule of Investments as of January 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 90.9%
Common Stocks
Australia 8.9%
Netwealth Group Ltd.	14,722	$284,586
NEXTDC Ltd.*	23,786	216,309
Pro Medicus Ltd.	1,413	241,815
Technology One Ltd.	12,093	229,927
		972,637
Canada 17.6%
Descartes Systems Group, Inc. (The)*	3,732	432,278
Dollarama, Inc.	3,594	340,099
Fairfax Financial Holdings Ltd.	420	565,335
FirstService Corp.	2,236	406,645
Stantec, Inc.	2,483	192,151
		1,936,508
Denmark 1.9%
NKT A/S*	3,182	212,717
India 15.5%
360 ONE WAM Ltd.	13,445	155,957
Anant Raj Ltd.	27,873	191,279
BSE Ltd.	3,624	220,685
Indian Hotels Co. Ltd. (The)	44,183	388,604
MakeMyTrip Ltd.*	2,453	268,039
Max Healthcare Institute Ltd.	24,063	293,769
Phoenix Mills Ltd. (The)	9,642	182,246
		1,700,579
Israel 9.0%
Cellebrite DI Ltd.*	9,286	223,235
Global-e Online Ltd.*	4,955	296,755
Wix.com Ltd.*	1,982	473,480
		993,470
Italy 2.9%
Brunello Cucinelli SpA	2,463	316,653
Netherlands 1.5%
ASM International NV	288	167,093

PGIM Jennison International Small-Mid Cap Opportunities Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Norway 4.3%
Kongsberg Gruppen ASA	4,005	$475,406
Sweden 6.7%
Fortnox AB	33,740	233,556
Hemnet Group AB	7,389	245,533
MIPS AB	5,276	257,197
		736,286
Switzerland 6.8%
Belimo Holding AG	587	428,357
On Holding AG (Class A Stock)*	5,215	312,274
		740,631
Taiwan 3.8%
Alchip Technologies Ltd.	1,674	155,732
Jentech Precision Industrial Co. Ltd.	6,419	265,656
		421,388
United Kingdom 5.2%
Baltic Classifieds Group PLC	72,197	306,202
JTC PLC, 144A	21,383	262,148
		568,350
United States 6.8%
CyberArk Software Ltd.*	1,352	501,565
Monday.com Ltd.*	963	246,008
		747,573

Total Long-Term Investments (cost $8,261,614)		9,989,291

PGIM Jennison International Small-Mid Cap Opportunities Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 8.8%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $969,841)(wb)	969,841	$969,841

TOTAL INVESTMENTS 99.7% (cost $9,231,455)		10,959,132
Other assets in excess of liabilities 0.3%		38,010

Net Assets 100.0%		$10,997,142

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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